Financial instruments - Fair values based on recognized valuation methods (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Level 1 | Futures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ 855
Level 1 | OTC
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	(232)
Level 1 | NDF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	(66)
Level 1 | Public securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	25,464
Level 2 | Interest-rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ 9,408